Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

OMH and all of its eligible domestic U.S. subsidiaries file a consolidated life/non-life federal tax return with the Internal Revenue Service (“IRS”). Previously, Merit was not an eligible company, and it filed a separate federal life insurance tax return. For our 2015 consolidated federal tax return, Merit is eligible as an includible insurance company under Internal Revenue Code (“IRC”) Section 1504. In addition, American Health and Life Insurance Company, an insurance subsidiary of OneMain, is not an eligible company and therefore, it will file a separate federal life insurance tax return for 2015. Income taxes from the consolidated federal and state tax returns are allocated to our eligible subsidiaries under a tax sharing agreement with OMH.

Springleaf’s foreign subsidiaries file tax returns in Puerto Rico, the U.S. Virgin Islands, and the United Kingdom. OneMain’s foreign branches file tax returns in Canada. The Company recognizes a deferred tax liability for the undistributed earnings of its foreign operations, if any, as we do not consider the amounts to be permanently reinvested. As of December 31, 2015, the Company had no undistributed foreign earnings.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, on November 15, 2015, OMH closed on a transaction to acquire OneMain from Citigroup for $4.5 billion. For accounting purposes, we treated this transaction as a stock acquisition. In comparison, for tax purposes, we treated this transaction as acquiring a new corporation which has a full stepped-up basis in its assets equal to the purchase price paid for the assets under IRC Section 336(e). In connection with the OneMain Acquisition, we recorded $1.4 billion of goodwill that is deductible for tax purposes. Our provision for income taxes for 2015 includes a tax benefit of $6 million for the acquisition-related costs.

Components of income (loss) before provision for (benefit from) income taxes were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Income (loss) before provision for (benefit from) income taxes - U.S. operations	$(238)	$859	$161
Income (loss) before provision for (benefit from) income taxes - foreign operations	12	2	(4)
Total	$(226)	$861	$157

Components of provision for (benefit from) income taxes were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Current:
Federal	$68	$257	$96
Foreign	1	—	1
State	7	20	6
Total current	76	277	103

Deferred:
Federal	(178)	(4)	(92)
Foreign	—	—	1
State	(31)	(1)	(12)
Total deferred	(209)	(5)	(103)
Total	$(133)	$272	$—

Expense from foreign income taxes includes Springleaf’s foreign subsidiaries that operate in Puerto Rico, the U.S. Virgin Islands, and the United Kingdom and OneMain’s foreign branches that operate in Canada.

We recorded a current state income tax provision in 2015, 2014, and 2013 attributable to profitable operations in certain states in which we engage in business activity that could not be offset against losses incurred. We recorded a valuation allowance against the majority of our gross state deferred tax assets related to net operating losses.

Reconciliations of the statutory federal income tax rate to the effective tax rate were as follows:

Years Ended December 31,	2015	2014	2013

Statutory federal income tax rate	35.00%	35.00%	35.00%

Non-controlling interests	19.77	(5.12)	(33.35)
State income taxes, net of federal	7.06	1.41	(2.20)
Nondeductible compensation	(2.40)	—	1.73
Nontaxable investment income	0.20	(0.11)	(0.96)
Foreign operations	—	0.40	2.32
Interest and penalties on prior year tax returns	—	(0.11)	3.80
Change in tax status	—	—	(7.25)
Other, net	(0.61)	0.17	0.71
Effective income tax rate	59.02%	31.64%	(0.20)%

The effective tax rate for 2015 and 2014 differed from the federal statutory rate primarily due to the effects of the non-controlling interest in the SpringCastle Portfolio and state income taxes. The effective tax rate is based on income (loss) before taxes, which includes income (loss) attributable to non-controlling interests. The income (loss) attributable to the non-controlling interest is not included in the taxable income in OMH, resulting in variances from the federal statutory rate of 19.77% and (5.12)% in 2015 and 2014, respectively. The difference in the impact on the effective tax rate due to non-controlling interest in 2015 as compared to 2014 is due to the fact that the net income attributable to non-controlling interest was a greater percentage of the total income (loss) before taxes in 2015 as compared to 2014. The effective tax rate for 2013 differed from the federal statutory rate primarily due to the effects of the non-controlling interest in our joint venture, a change in tax status, and state income taxes, partially offset by the effect of interest and penalties on prior year tax returns.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax obligation (all of which would affect the effective tax rate if recognized) is as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Balance at beginning of year	$4	$2	$2
Increases in tax positions for prior years	4	3	—
Decreases in tax positions for prior years	(2)	—	—
Increases in tax positions for current years	10	—	—
Lapse in statute of limitations	—	(1)	—
Settlements with tax authorities	(1)	—	—
Balance at end of year	$15	$4	$2

Our gross unrecognized tax obligation includes interest and penalties. We recognize interest and penalties related to gross unrecognized tax obligations in income tax expense. We accrued $7 million in 2015, $1 million in 2014, and less than $1 million in 2013 for the payment of respective tax obligation, interest and penalty, net of any federal benefit. The amount of any change in the balance of uncertain tax liabilities over the next twelve months is not expected to be material to our consolidated financial statements. The increase in tax positions for the current year includes $6 million from OneMain tax uncertainties that existed prior to the acquisition. The stock purchase agreement with the seller will indemnify Springleaf for any taxes for the pre-closing tax period. As such, the Company continues to maintain the OneMain tax uncertainties and a corresponding indemnification asset/receivable.

We are currently under examination of our U.S. federal tax return for the year 2013 by the IRS. Management believes it has adequately provided for taxes for such year. No specific examination issue or adjustment has been identified to date. During 2015, the Company amended their 2011 and 2012 federal and state returns. Therefore, the Company could be subject to examination for the respective years. The amended returns resulted in a net receivable that is recorded in the current tax receivable account.

Components of deferred tax assets and liabilities were as follows:

(dollars in millions)
December 31,	2015	2014

Deferred tax assets:
Allowance for loan losses	$223	$82
State taxes, net of federal	41	21
Pension/employee benefits	37	26
Capital loss carryforward	27	—
Net operating losses and tax attributes	16	19
Deferred insurance commissions	12	3
Acquisition costs	10	—
Joint venture	7	—
Legal and warranty reserve	6	10
Payment protection insurance liability	2	5
Other	19	5
Total	400	171

Deferred tax liabilities:
Debt writedown	121	194
Impact of tax accounting method change	76	—
Mark-to-market	22	52
Discount - debt exchange	20	23
Other intangible assets	12	7
Insurance reserves	11	10
Goodwill	5	—
Joint venture	—	6
Other	—	5
Total	267	297

Net deferred tax assets (liabilities) before valuation allowance	133	(126)
Valuation allowance	(38)	(44)
Net deferred tax assets (liabilities)	$95	$(170)

We had a net deferred tax asset of $95 million and a deferred tax liability of $170 million at December 31, 2015 and 2014, respectively. The change in deferred tax balance by $265 million was primarily related to the increase of deferred tax asset of $127 million for allowance for loan loss reserves from newly acquired OneMain operations, and $27 million for capital loss carryforwards from Springleaf operations; and the decrease of deferred tax liability of $44 million for debt writedown and $30 million for mark-to-market valuation from Springleaf operations. The deferred tax liability reflected on the impact of tax accounting method change relates to the valuation of certain assets. The gross deferred tax liabilities are expected to reverse in time, and amounts are sufficient to create positive taxable income, which will allow for the realization of all of our gross federal deferred tax assets.

Included in our gross deferred tax assets are foreign deferred tax assets that are primarily attributable to foreign net operating loss carryforwards. The benefit of the foreign net operating loss carryforwards is $13 million and $15 million from our United Kingdom operations at December 31, 2015 and 2014, respectively, and $2 million from our Puerto Rico operations at December 31, 2015 and 2014. The United Kingdom net operating loss does not have a statute of limitations and the Puerto Rico net operating loss expires in 2024. We had a valuation allowance against our United Kingdom and Puerto Rico operations of $16 million and $18 million at December 31, 2015 and 2014, respectively.

In addition, at December 31, 2015, we had a federal capital loss carryforward of $78 million. The federal capital loss carryforward expires in 2020. At December 31, 2015, we had state net operating loss carryforwards of $556 million, compared to $500 million at December 31, 2014. The state net operating loss carryforwards expire between 2017 and 2036. We had a valuation allowance on our gross state deferred tax assets, net of deferred federal tax benefit of $22 million and $26 million at December 31, 2015 and 2014, respectively. The total valuation allowance was established based on management’s determination that the deferred tax assets are more-likely-than-not to not be realized.

At December 31, 2015, we had $29 million of net current federal and foreign income tax payable, compared to $96 million receivable at December 31, 2014. At December 31, 2015, we had $19 million of current state tax receivable, compared to $7 million at December 31, 2014.